Short-term financings and long-term debt (Tables)	3 Months Ended
Mar. 31, 2013
Debt Disclosure [Abstract]
Schedule of Short and Long-term Facilities
Details of our short-term financings and long-term debt by facility as of March 31, 2013 based on contractual maturity (are as follows in thousands):

Lender	Description / Term	Total Facility	Outstanding as of March 31, 2013	Outstanding as of December 31, 2012	Interest Rate	Security
Short-term financings:
HSBC Bank	Working capital	$1,000	$966	839	ICICI Base + 4.0%	the Indian facility is supported by a $1.125 letter of credit issued under the main credit facility that we have with HSBC
Other		2	2	12
Long-term debt:
HSBC	Revolving Credit	49,000	46,822	27,328	LIBOR +2.25% to 2.75%	Primarily all assets of the Company
Other		20	20	14
Total debt:		50,022	$47,810	$28,193

Schedule of Future Principal Repayments on Short and Long-term Facilities	Future principal repayments under all debt arrangements as of March 31, 2013 are as follows:

Amount
(in thousands)
2013	$968
2014	—
2015	46,842
Total	$47,810